Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Share Grant Activity
A summary of share grant activity under the Share Grant Plans during the years ended December 31, 2019 and 2018 is presented below:

Year ended December 31, 2019	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	4,159,439	$20.50
Vested and issued[1]	(455,694)	—
Forfeited	(92,567)	$20.50
Share grants outstanding - ending	3,611,178	$20.50

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In 2019, Hydro One Limited issued from treasury common shares to eligible Hydro One employees in accordance with provisions of the PWU and the Society Share Grant Plans. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.

Year ended December 31, 2018	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	4,737,783	$20.50
Vested and issued[1]	(473,222)	—
Forfeited	(105,122)	$20.50
Share grants outstanding - ending	4,159,439	$20.50

[1]
In 2018, Hydro One Limited issued from treasury common shares to eligible Hydro One employees in accordance with provisions of the PWU and the Society Share Grant Plans. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.

A summary of stock options activity during the years ended December 31, 2019 and 2018 is presented below:

	Number of Stock Options	Weighted-average exercise price
Stock options outstanding - January 1, 2018	—
Granted	1,450,880	$20.70
Forfeited[1]	(500,970)	$20.66
Stock options outstanding - December 31, 2018[2,3]	949,910	$20.72

Exercised[4]	(302,520)	$20.76
Forfeited[1]	(243,840)	$20.75
Stock options outstanding - December 31, 2019[2]	403,550	$20.66
[1] Stock options forfeited in 2019 had a fair value of $1.65 per option (2018 - $1.67).
[2] During 2019, 706,070 stock options vested with a modified fair value of $1.04 per option (2018 - no stock options vested), of which 302,520 stock options were exercised. At December 31, 2019, all stock options outstanding were vested and exercisable (2018 - all stock options were non-vested).
[3] Stock options outstanding at December 31, 2019 have an aggregate intrinsic value of $2 million (2018 - $nil) and weighted-average remaining contractual term of 5.2 years (2018 - 6.2 years).
[4] Stock options exercised in 2019 had an aggregate intrinsic value of $1 million.
Stock options granted and the weighted-average assumptions used in the valuation model for options granted during 2018 are as follows:

Exercise price[1]	$20.70
Grant date fair value per option	$1.66
Valuation assumptions:
Expected dividend yield[2]	3.78%
Expected volatility[3]	15.01%
Risk-free interest rate[4]	2.00%
Expected option term[5]	4.5 years

[1]	Hydro One Limited common share price on the date of the grant.

[2]	Based on dividend and Hydro One Limited common share price on the date of the grant.

[3]	Based on average daily volatility of Hydro One Limited's peer entities for a 4.5-year term.

[4]	Based on bond yield for an equivalent Canadian government bond.

[5]	Determined using the option term and the vesting period.

Summary of Number of DSUs
A summary of DSU awards activity under the Directors' DSU Plan during the years ended December 31, 2019 and 2018 is presented below:

Year ended December 31 (number of DSUs)	2019	2018
DSUs outstanding - beginning	46,697	187,090
Granted	29,938	82,375
Settled[1]	(24,015)	(222,768)
DSUs outstanding - ending	52,620	46,697
A summary of DSU awards activity under the Management DSU Plan during the years ended December 31, 2019 and 2018 is presented below:

Year ended December 31 (number of DSUs)	2019	2018
DSUs outstanding - beginning	104,041	63,760
Granted	24,947	40,281
Paid	(76,802)	—
DSUs outstanding - ending	52,186	104,041

Summary of Number of PSUs and RSUs
A summary of PSU and RSU awards activity under the LTIP during the years ended December 31, 2019 and 2018 is presented below:

	PSUs		RSUs
Year ended December 31 (number of units)	2019	2018	2019	2018
Units outstanding - beginning	594,470	425,120	432,780	388,140
Granted	—	438,470	—	338,480
Vested and issued	(76,411)	(123)	(88,532)	(104,881)
Forfeited	(153,805)	(30,967)	(84,745)	(30,649)
Settled	(201,910)	(238,030)	(58,620)	(158,310)
Units outstanding - ending[1]	162,344	594,470	200,883	432,780

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